Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
UNITED STATES | Expiring 2012 - 2020 [Member]
Operating loss carry forwards
Operating Loss Carryforwards	$ 73
UNITED STATES | Expiring 2021 - 2025 [Member]
Operating loss carry forwards
Operating Loss Carryforwards	73
UNITED KINGDOM
Operating loss carry forwards
Operating Loss Carryforwards	$ 79